Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.4%

BRAZIL — 2.5%
B3 SA — Brasil Bolsa Balcao	1,826,000	$4,580,225
MercadoLibre, Inc. *	1,563	3,652,637
NU Holdings Ltd., Class A *	219,359	3,511,938
Petroleo Brasileiro SA - Petrobras ADR	242,449	3,069,404
		14,814,204
CANADA — 3.1%
Brookfield Corp.	65,768	4,510,369
Shopify, Inc., Class A *	68,416	10,167,302
Stella-Jones, Inc.	61,750	3,523,437
		18,201,108
CHINA — 7.4%
Contemporary Amperex Technology Co., Ltd., Class A	154,100	8,727,648
Kweichow Moutai Co., Ltd., Class A	15,800	3,206,736
Li Auto, Inc., Class A *	311,636	3,989,705
PDD Holdings, Inc. ADR *	38,505	5,089,206
Prosus NV *	328,988	23,264,404
		44,277,699
DENMARK — 0.8%
Novo Nordisk A/S, B Shares	85,802	4,777,598

FRANCE — 1.6%
Edenred	145,233	3,458,682
LVMH Moet Hennessy Louis Vuitton SE	2,881	1,772,913
Nexans SA	20,726	3,086,385
Sartorius Stedim Biotech	6,001	1,222,963
		9,540,943
HONG KONG — 1.1%
AIA Group Ltd.	698,200	6,691,525

INDIA — 0.9%
Reliance Industries Ltd. GDR	84,115	5,138,105

ISRAEL — 0.1%
Mobileye Global, Inc., Class A *	53,939	761,619

ITALY — 1.5%
Ryanair Holdings PLC ADR	148,162	8,922,316

JAPAN — 4.6%
Cosmos Pharmaceutical Corp.	51,600	3,015,167
CyberAgent, Inc.	231,400	2,777,651
Disco Corp.	12,900	4,044,673
Kokusai Electric Corp.	180,400	5,117,041
Nippon Paint Holdings Co., Ltd.	405,000	2,763,059
Olympus Corp.	344,200	4,351,727
Rakuten Group, Inc. *	446,000	2,892,160
SMC Corp.	7,600	2,349,101
		27,310,579
NETHERLANDS — 1.8%
Adyen NV *	4,756	7,652,779
ASM International NV	5,144	3,102,602
		10,755,381

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
RUSSIA — 0.0% (a)
Sberbank of Russia PJSC *(b)	1,284,860	$0

SINGAPORE — 1.3%
Sea Ltd. ADR *	44,296	7,917,024

SOUTH KOREA — 1.9%
Coupang, Inc. *	199,517	6,424,447
Samsung Electronics Co., Ltd.	77,323	4,635,539
		11,059,986
SWEDEN — 0.5%
Epiroc AB, B Shares	169,130	3,199,681

SWITZERLAND — 0.9%
Cie Financiere Richemont SA	28,109	5,395,984

TAIWAN — 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	518,000	22,500,794

UNITED KINGDOM — 0.4%
Bellway PLC	63,131	2,091,456

UNITED STATES — 64.2%
Advanced Drainage Systems, Inc.	32,311	4,481,536
AeroVironment, Inc. *	27,148	8,548,634
Alnylam Pharmaceuticals, Inc. *	11,558	5,270,448
Alphabet, Inc., Class C	44,970	10,952,443
Amazon.com, Inc. *	101,001	22,176,790
AppLovin Corp., Class A *	17,083	12,274,819
Arthur J Gallagher & Co.	11,633	3,603,205
AutoZone, Inc. *	2,069	8,876,507
Block, Inc. *	99,564	7,195,490
Brunswick Corp.	25,684	1,624,256
Builders FirstSource, Inc. *	22,627	2,743,524
CBRE Group, Inc., Class A *	41,752	6,578,445
Cloudflare, Inc., Class A *	28,254	6,063,026
Coinbase Global, Inc., Class A *	9,250	3,121,783
Comfort Systems USA, Inc.	6,062	5,002,241
CoStar Group, Inc. *	43,919	3,705,446
CRH PLC	82,037	9,897,645
Datadog, Inc., Class A *	25,503	3,631,627
Dollar General Corp.	47,167	4,874,709
DoorDash, Inc., Class A *	50,306	13,682,729
Dutch Bros, Inc., Class A *	52,908	2,769,205
Eaton Corp. PLC	10,280	3,847,290
Elevance Health, Inc.	31,145	10,063,572
Enphase Energy, Inc. *	37,990	1,344,466
Ensign Group, Inc. (The)	21,508	3,715,937
EPAM Systems, Inc. *	21,934	3,307,428
Floor & Decor Holdings, Inc., Class A *	25,590	1,885,983
FTAI Aviation Ltd.	35,286	5,887,822
Markel Group, Inc. *	2,754	5,263,885
Martin Marietta Materials, Inc.	20,438	12,881,663
Mastercard, Inc., Class A	21,741	12,366,498
Medpace Holdings, Inc. *	8,670	4,457,767
Meta Platforms, Inc., Class A	35,307	25,928,755
Microsoft Corp.	49,655	25,718,807
Moody’s Corp.	11,224	5,348,012

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Global Alpha Equities Fund

	Shares	Value
MSCI, Inc.	9,751	$5,532,815
Netflix, Inc. *	4,965	5,952,638
NVIDIA Corp.	186,792	34,851,651
ON Semiconductor Corp. *	75,448	3,720,341
Paycom Software, Inc.	25,280	5,261,779
Royalty Pharma PLC, Class A	248,019	8,750,110
S&P Global, Inc.	10,556	5,137,711
Salesforce, Inc.	16,956	4,018,572
Service Corp. International	140,231	11,670,024
Spotify Technology SA *	6,022	4,203,356
Texas Instruments, Inc.	26,296	4,831,364
Thermo Fisher Scientific, Inc.	6,594	3,198,222
Trade Desk, Inc. (The), Class A *	67,610	3,313,566
Uber Technologies, Inc. *	62,510	6,124,105
Walt Disney Co. (The)	32,172	3,683,694
WillScot Holdings Corp.	76,474	1,614,366
		380,956,707
TOTAL INVESTMENTS — 98.4%
(cost $304,196,000)		$584,312,709
Other assets less liabilities — 1.6%		9,776,721
NET ASSETS — 100.0%		$594,089,430

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Global Alpha Equities Fund

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$433,188,986	$151,123,723	$—	$584,312,709
Total	$433,188,986	$151,123,723	$—	$584,312,709

**	Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended September 30, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year to September 30, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.